14008588

Nasdaq

William Slattery, CFA
Vice President
Listing Qualifications

CERT NAS
File No. 001-07882

By Electronic Mail

December 10, 2014

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on December 9, 2014, The Nasdaq Stock Market (the "Exchange") received from Advanced Micro Devices, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock per share $0.01 par value

We further certify that the security has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery